Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and equivalents	$ 120,858	$ 236,767
Accounts receivable	13,223	9,604
Inventories	92,846	79,871
Other financial assets	9,013	7,014
Prepaids	4,931	3,971
Total current assets	240,871	337,227
Property, plant and equipment	1,029,240	837,839
Other financial assets	2,989	2,902
Goodwill	5,584	5,227
Total assets	1,278,684	1,183,195
Current liabilities
Accounts payable and other liabilities	66,716	55,660
Current portion of long-term debt	18,409	18,305
Current portion of deferred revenue	12,065	13,441
Interest payable on senior secured notes	14,221	13,312
Current income tax payable	1,227	2,759
Total current liabilities	112,638	103,477
Long-term debt	568,160	513,444
Provision for environmental rehabilitation ("PER")	113,725	87,571
Deferred and other tax liabilities	76,255	70,186
Deferred revenue	47,620	45,356
Other financial liabilities	3,877	4,643
Total liabilities	922,275	824,677
EQUITY
Share capital	479,926	476,599
Contributed surplus	55,795	55,403
Accumulated other comprehensive income ("AOCI")	26,792	6,649
Deficit	(206,104)	(180,133)
Total equity	356,409	358,518
Total equity and liabilities	$ 1,278,684	$ 1,183,195